Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Summary of Number and Weighted Average Exercise Prices of Share Options	Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2023			2022
	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP performance options	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP Performance Options
As at January 1	0.12	1,329,213	1,329,213	—	—	—
Granted during the period	—	—	—	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at June 30	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Vested and exercisable at June 30	—	—	—	—	—	—
Set out below is a summary of LTIP Performance Options granted under the plan:

2023
	Average exercise price per LTIP Performance Option (in €)	Number of LTIP Performance Options
As at January 1	—	—
Granted during the period	0.12	1,039,222
Exercised during the period	—	—
Forfeited during the period	—	—
As at June 30	0.12	1,039,222
Vested and exercisable at June 30	—	—

Summary of Range of Exercise Prices of Outstanding Share Options
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Share options June 30, 2023
MIP Grant Options	May 14, 2022	September 17, 2033	0.12	1,329,213
MIP Performance Options	May 14, 2022	May 13, 2032	0.12	1,329,213
Total				2,658,426
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Number of options June 30, 2023
LTIP Performance Options	May 24, 2023	May 24, 2032	0.12	1,039,222

Disclosure of number and weighted average exercise prices of other equity instruments
Set out below are summaries of the number of RSUs granted under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	196,541	666,968
Forfeited during the period	—	—
Vested during the period	—	(666,968)
As at June 30	196,541	—
Vested at June 30	—	666,968